UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,  D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:	December 31, 2008

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
	[   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:	Arbor Capital Management, LLC
Address:	One Financial Plaza
	120 S. Sixth St., Ste. 1000
	Minneapolis, MN  55402

Form 13F File No:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:	Rick D. Leggott
Title:	CEO
Phone:	(612) 317-2950

Signature, Place, and Date of Signing:

/s/ Rick D. Leggott	Minneapolis, MN	1/1/2009
(Signature)	(City/State)	(Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	81

Form 13F Information Table Value Total:	751,242

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AARON RENTS INC                COM              002535201    13920   522900 SH       SOLE                   357500            165400
AEROVIRONMENT INC.             COM              008073108    20952   569200 SH       SOLE                   389300            179900
AFFILIATED MANAGERS GROUP      COM              008252108     9109   217300 SH       SOLE                   148700             68600
AKAMAI TECHNOLOGIES            COM              00971T101     8417   557800 SH       SOLE                   381600            176200
ALMOST FAMILY INC.             COM              020409108     6913   153700 SH       SOLE                   105100             48600
AMAZON.COM, INC.               COM              023135106      223     4340 SH       SOLE                     4340
AMERICAN MEDICAL SYSTEMS HOLDI COM              02744M108     6613   735600 SH       SOLE                   503100            232500
AMERIGROUP CORPORATION         COM              03073T102     2421    82000 SH       SOLE                    56100             25900
ANSYS INC.                     COM              03662Q105    10961   393000 SH       SOLE                   268800            124200
AON CORP.                      COM              037389103      227     4980 SH       SOLE                     4980
ARIBA INC                      COM              04033V203     4722   654900 SH       SOLE                   447900            207000
ATHENAHEALTH INC.              COM              04685W103    18509   492000 SH       SOLE                   337800            154200
BIO-REFERENCE LABS INC         COM              09057G602    18246   695600 SH       SOLE                   475800            219800
BJ's RESTAURANTS, INC.         COM              09180c106     5491   509800 SH       SOLE                   348700            161100
BLACKBOARD INC                 COM              091935502    12480   475800 SH       SOLE                   325500            150300
CAPELLA EDUCATION CO.          COM              139594105    12704   216200 SH       SOLE                   147900             68300
CARBO CERAMICS INC COM         COM              140781105     8360   235300 SH       SOLE                   160900             74400
CELERA CORP                    COM              15100E106     8660   778100 SH       SOLE                   532300            245800
CHIPOTLE MEXICAN GRILL         COM              169656105     8569   138260 SH       SOLE                    94760             43500
COINSTAR INC.                  COM              19259P300     8196   420100 SH       SOLE                   287300            132800
COMMVAULT SYSTEMS INC.         COM              204166102     7945   592500 SH       SOLE                   405200            187300
COMPELLENT TECHNOLOGIES INC.   COM              20452A108     4441   461600 SH       SOLE                   315700            145900
COMSCORE INC.                  COM              20564W105     7100   556900 SH       SOLE                   380200            176700
CONCUR TECHNOLOGIES INC        COM              206708109    18043   549760 SH       SOLE                   377960            171800
CONSTANT CONTACT INC           COM              210313102     7586   572500 SH       SOLE                   391500            181000
CUBIST PHARMACEUTICALS INC.    COM              229678107    15878   657200 SH       SOLE                   449500            207700
CYBERSOURCE CORP.              COM              23251J106     4123   343900 SH       SOLE                   235300            108600
DTS INC.                       COM              23335C101     8630   470300 SH       SOLE                   321700            148600
DUFF & PHELPS CORP.            COM              26433B107    10114   529000 SH       SOLE                   361700            167300
ECOLAB INC.                    COM              278865100      258     7330 SH       SOLE                     7330
EHEALTH INC.                   COM              28238P109     7117   535900 SH       SOLE                   366600            169300
EZCORP INC-CL A                COM              302301106    10910   717300 SH       SOLE                   490500            226800
FACTSET RESH SYS INC           COM              303075105    13182   297970 SH       SOLE                   206120             91850
FASTENAL CO                    COM              311900104      270     7744 SH       SOLE                     7744
GENOPTIX INC.                  COM              37243V100    13680   401400 SH       SOLE                   274700            126700
GRAND CANYON EDUCATION INC.    COM              38526M106    10532   560800 SH       SOLE                   383500            177300
HEARTLAND PAYMENT SYSTEMS INC  COM              42235N108     8172   467000 SH       SOLE                   319400            147600
HEICO CORP.                    COM              422806109     7583   195300 SH       SOLE                   133500             61800
HERITAGE-CRYSTAL CLEAN INC.    COM              42726M106     4412   380359 SH       SOLE                   257559            122800
HIBBETT SPORTs INC.            COM              428567101     8515   542000 SH       SOLE                   370800            171200
HMS MOLDINGS CORP              COM              40425J101    11445   363100 SH       SOLE                   248400            114700
HURON CONSULTING GROUP         COM              447462102    12250   213900 SH       SOLE                   146300             67600
IDEXX LABORATORIES, INC.       COM              45168D104      232     6430 SH       SOLE                     6430
IPC THE HOSPITALIST CO.        COM              44984A105     8112   482000 SH       SOLE                   329600            152400
IRIS INTERNATIONAL INC.        COM              46270W105     9633   691000 SH       SOLE                   472000            219000
K12 INC                        COM              48273U102    12067   643600 SH       SOLE                   439800            203800
KNIGHT TRANSPORT INC           COM              499064103    11055   685800 SH       SOLE                   469200            216600
LHC GROUP INC                  COM              50187A107    13586   377400 SH       SOLE                   258200            119200
LUMBER LIQUIDATORS INC.        COM              55003Q103    12959  1227200 SH       SOLE                   839600            387600
LUMINEX CORP                   COM              55027E102    16227   759700 SH       SOLE                   519200            240500
MANTECH INTERNATION CORP.      COM              564563104    10518   194100 SH       SOLE                   132800             61300
NATIONAL INFO CONSORTIUM INC   COM              62914B100     5377  1168900 SH       SOLE                   799600            369300
NAVIGANT CONSULTING INC.       COM              63935N107     6235   392900 SH       SOLE                   268700            124200
NETLOGIC MICROSYSTEMS INC.     COM              64118B100     7070   321200 SH       SOLE                   219600            101600
NEUTRAL TANDEM INC.            COM              64128B108    23373  1441000 SH       SOLE                   984400            456600
NUANCE COMUNICATIONS INC.      COM              67020Y100     6890   665100 SH       SOLE                   455000            210100
NUVASIVE INC.                  COM              670704105    11109   320600 SH       SOLE                   218900            101700
O REILLY AUTOMOTIVE INC        COM              686091109      231     7520 SH       SOLE                     7520
PEETS COFFEE & TEA INC.        COM              705560100    12199   524700 SH       SOLE                   359000            165700
PHASE FORWARD INC.             COM              71721R406    11715   935700 SH       SOLE                   640000            295700
PORTFOLIO RECOVERY ASSOC       COM              73640Q105     6941   205100 SH       SOLE                   140400             64700
POWER INTEGRATIONS INC         COM              739276103     5962   299900 SH       SOLE                   205200             94700
QUALITY SYS INC COM            COM              747582104    10626   243600 SH       SOLE                   166600             77000
QUIDEL CORP.                   COM              74838J101     6826   522300 SH       SOLE                   356900            165400
RISKMETRICS GROUP INC.         COM              767735103    11642   781900 SH       SOLE                   534700            247200
RITCHIE BROS. AUCTIONEERS      COM              767744105    10413   486150 SH       SOLE                   336750            149400
SALESFORCE.COM INC             COM              79466L302    10499   328000 SH       SOLE                   224300            103700
SEI INVESTMENTS COMPANY        COM              784117103      202    12866 SH       SOLE                    12866
SIGNATURE BANK                 COM              82669G104    12933   450800 SH       SOLE                   307100            143700
SMART BALANCE INC.             COM              83169Y108     6602   970900 SH       SOLE                   664200            306700
STARENT NETWORKS CORP.         COM              85528P108     8930   748500 SH       SOLE                   512100            236400
STRAYER ED INC COM             COM              863236105    13249    61795 SH       SOLE                    42595             19200
SYNOVIS LIFE TECHNOLOGIES INC  COM              87162G105    10701   571000 SH       SOLE                   389900            181100
THORATEC CORP.                 COM              885175307    18051   555600 SH       SOLE                   380000            175600
TITAN MACHINERY INC.           COM              88830R101     7733   550000 SH       SOLE                   375800            174200
TOWER GROUP INC.               COM              891777104    12923   458100 SH       SOLE                   313200            144900
VOCUS INC                      COM              92858J108     7541   414100 SH       SOLE                   283200            130900
VOLCANO CORP.                  COM              928645100    17140  1142700 SH       SOLE                   781400            361300
WRIGHT MEDICAL GROUP INC.      COM              98235T107    10720   524700 SH       SOLE                   358900            165800
ZOLL MEDICAL CORP              COM              989922109     4711   249400 SH       SOLE                   170600             78800
I-SHARES RUSSELL MIDCAP GROWTH                  464287481      425    13587 SH       SOLE                    13587